Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending: April 30, 2013

SRC Class Total	SRC Remittances During Month Collected: $1,201,862.40 Remitted: $1,274,601.14*

*Includes $99,853.28 collected in March and remitted in April.  Difference between total collected and total remitted amount reflects $27,114.54 collected in April and remitted in May.

$7,934.00 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of May 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending May 31, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,081,865.33 Remitted: $1,066,647.53 *

*Includes $27,114.54 collected in April and remitted in May.  Difference between total collected and total remitted amount reflects $42,332.34 collected in May and remitted in June.

$8,192.53 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of June 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending June 30, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $983,202.27 Remitted: $970,336.43 *

*Includes $42,332.34 collected in May and remitted in June.  Difference between total collected and total remitted amount reflects $55,198.18 collected in June and remitted in July.

$7028.28 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 8th day of August 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending July 31, 2013

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,317,197.62 Remitted: $1,324,725.74*
*Includes $55,198.18 collected in June and remitted in July.  Difference between total collected and total remitted amount reflects $47,670.06 collected in July and remitted in August.

$ 6,983.70 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of August 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending: August 31, 2013

SRC Class Total	SRC Remittances During Month Collected: $1,540,802.26 Remitted: $1,511,841.29 *

*Includes $47,670.06 collected in July and remitted in August.  Difference between total collected and total remitted amount reflects $76,631.03 collected in August and remitted in September.

$7,593.22 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of September 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC
Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending September 30, 2013

Storm Cost Recovery Group Total	SRC’s Collected and Remitted Collected: $1,444,473.03 Remitted*: $1,417,597.64

*Includes $76,631.03 collected in August and remitted in September.  Difference between total collected and total remitted amount reflects $103,506.42 collected in September and remitted in October.

$8,826.10 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of October 2013.

ENTERGY ARKANSAS, INC., as Servicer

By:   /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer